UAM FUND SERVICES, INC.
211 Congress Street
Boston, Massachusetts  02110


April 27, 1998

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:	Office of Filings, Information and Consumer Services

Re:	The Analytic Optioned Equity Fund, Inc.
	File Nos. 2-60792 / 811-2807

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information of The Analytic Optioned Equity Fund, Inc. (the Fund) that would have been filed pursuant to Rule 497(j) does not differ from that contained in Post-Effective Amendment No. 29 to the Funds Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 22, 1998.

If you have any questions concerning this filing, please contact me at 617-542-5440. Thank you.

Very truly yours,

/s/Theresa DelVecchio
Theresa DelVecchio